Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	₩ 1,270,824	₩ 1,506,699
Short-term financial instruments	830,647	1,045,676
Short-term investment securities	166,666	195,080
Accounts receivable - trade, net	2,230,979	2,008,640
Short-term loans, net	66,123	59,094
Accounts receivable - other, net	905,436	937,837
Prepaid expenses	2,030,550	1,768,343
Contract assets	127,499	90,072
Inventories, net	162,882	288,053
Derivative financial assets	26,253	13
Prepaid income taxes	63,748	1,216
Advanced payments and others	220,687	58,116
Total Current Assets	8,102,294	7,958,839
Non-Current Assets:
Long-term financial instruments	990	1,221
Long-term investment securities	857,215	664,726
Investments in associates and joint ventures	13,385,264	12,811,771
Property and equipment, net	12,334,280	10,718,354
Goodwill	2,949,530	2,938,563
Intangible assets, net	4,866,092	5,513,510
Long-term contract assets	64,359	43,821
Long-term loans, net	33,760	29,034
Long-term accounts receivable - other	344,662	274,053
Long-term prepaid expenses	1,241,429	895,272
Guarantee deposits	164,734	313,140
Long-term derivative financial assets	124,707	55,444
Defined benefit assets	1,125	31,926
Deferred tax assets	109,057	92,465
Other non-current assets	32,122	26,972
Total Non-Current Assets	36,509,326	34,410,272
Total Assets	44,611,620	42,369,111
Current Liabilities:
Short-term borrowings	20,603	80,000
Current portion of long-term debt, net	1,017,327	984,272
Current portion of long-term payables - other	423,839	424,243
Lease liabilities	304,247
Accounts payable - trade	438,297	381,302
Accounts payable - other	2,521,474	1,913,813
Withholdings	1,350,244	1,353,663
Accrued expenses	1,425,251	1,299,217
Income tax payable	5,450	182,343
Provisions	89,446	87,993
Contract liabilities	191,225	140,711
Other current liabilities	319
Total Current Liabilities	7,787,722	6,847,557
Non-Current Liabilities:
Debentures, excluding current portion, net	7,253,894	6,572,211
Long-term borrowings, excluding current portion, net	1,972,149	2,015,365
Long-term payables — other	1,550,167	1,968,784
Long-term lease liabilities	408,493
Long-term contract liabilities	32,231	43,102
Defined benefit liabilities	172,258	141,529
Long-term derivative financial liabilities	1,043	4,184
Long-term provisions	53,783	99,215
Deferred tax liabilities	2,466,295	2,269,792
Other non-current liabilities	90,049	58,122
Total Non-Current Liabilities	14,000,362	13,172,304
Total Liabilities	21,788,084	20,019,861
Shareholders' Equity
Share capital	44,639	44,639
Capital surplus and others	607,722	256,325
Hybrid bonds	398,759	398,759
Retained earnings	22,235,285	22,144,541
Reserves	(329,576)	(373,442)
Equity attributable to owners of the Parent Company	22,956,829	22,470,822
Non-controlling interests	(133,293)	(121,572)
Total Shareholders' Equity	22,823,536	22,349,250
Total Liabilities and Shareholders' Equity	₩ 44,611,620	₩ 42,369,111